Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 38,202	$ 30,202
Cash held in reserve	21,885	$ 24,703
Amount Deposited in Reserve	$ 5,690